Annual Fund Operating Expenses - Class P3 Shares - Voya International High Dividend Low Volatility Fund - Class P3	Feb. 28, 2021
Operating Expenses:
Management Fees	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	2.43%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.94%	[1]
Waivers and Reimbursements	(2.93%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.01%

[1]	Total Annual Fund Operating Expenses shown may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 0.00% for Class P3 shares through March 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.